497(e)
                                                                      333-142459

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 1, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR:

Members Retirement Program

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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Note that the addresses to which you communicate with us will change, effective on or about November 30, 2009. Please replace the fourth, fifth and sixth shaded sub-sections in your Prospectus section entitled "Information once you join the Program," under "Who is AXA Equitable?," with the following as of that date:


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FOR CORRESPONDENCE WITHOUT CONTRIBUTION CHECKS SENT BY REGULAR MAIL:
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The Members Retirement Program
P.O. Box 4875
Syracuse, NY 13221


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FOR CORRESPONDENCE WITH CONTRIBUTION CHECKS SENT BY REGULAR MAIL:
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The Association Members Retirement Program
P.O. Box 1599
Newark, NJ 07101-9764


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FOR ALL CORRESPONDENCE (WITH OR WITHOUT CONTRIBUTION CHECKS) SENT BY REGISTERED,
CERTIFIED, OR OVERNIGHT DELIVERY:
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AXA Equitable
Association Service MD 32-12
100 Madison Street
Syracuse, NY 13202


Your correspondence will be picked up at the mailing address noted above and delivered to our Processing Office. Your correspondence, however, is not considered received by us until it is received at our Processing Office. Our Processing Office is located at 100 Madison Street, Syracuse, NY 13202.










   (copyright) 2009 AXA Equitable Life Insurance Company. All rights reserved.
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

MRP NB/IF                                                               x02838